Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Harbor Commodity Real Return Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Commodity Real Return Strategy Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 1,069%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1069.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal market conditions in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. Rather than invest directly in physical commodities, the Fund employs an enhanced index strategy. The commodity-linked derivative instruments in which the Fund primarily invests are linked to the Bloomberg Commodity Index Total ReturnSM (the "Commodity Index"), which is intended to provide the Fund with exposure to the investment returns of the commodities markets as represented by the Commodity Index without the Fund investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals and agricultural products. Commodity-linked derivative instruments in which the Fund may invest include commodity index-linked notes, swap agreements (including currency swaps, interest rate swaps, total return swaps, credit default swaps and others, in which the Fund may be either the buyer or the seller), commodity options, futures and options on futures. The assets used to collateralize the commodity-linked derivative instruments are invested in an actively managed portfolio of inflation-indexed bonds and other fixed income securities, including derivative fixed income instruments. The Fund may engage in short selling, which is the sale by the Fund of a borrowed security. The Fund also may invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Commodity Index tracks the returns of futures contracts in different physical commodities. The Commodity Index is structured to seek to provide diversified commodity exposure by requiring that no related group of commodities may constitute more than 33% of the index and no single commodity may constitute more than 15% or less than 2% of the index. The value of the Commodity Index, and therefore the value of any derivative instruments linked to that index, may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes or political and regulatory developments.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes and through investments in Harbor Cayman Commodity Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. The Subsidiary has the same investment objective and is subject to substantially the same investment policies and restrictions as the Fund. However, as discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Subsidiary is advised by Harbor Capital Advisors and subadvised by Pacific Investment Management Company LLC. The Fund may invest up to 25% of its total assets in the Subsidiary.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to the Commodity Index. However, the Subadviser also seeks to generate additional incremental return over that of the Commodity Index by seeking to take advantage of temporary market fluctuations in the manner in which the Fund creates exposure to the Commodity Index. The Fund's or the Subsidiary's investments in commodity-linked derivative instruments may include exposure to commodity futures with different roll dates, reset dates or contract months than those specified within the Commodity Index. The Fund or the Subsidiary may also invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of the Commodity Index. The Fund or the Subsidiary also may over-weight or under-weight its exposure to the Commodity Index, or a subset of commodities, such that the Fund may have a greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. These deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to the Commodity Index within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment-grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund also may invest up to 10% of its total assets in preferred stocks. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short selling, which is the sale by the Fund of a borrowed security.

Duration: The average portfolio duration of the fixed income portion of the Fund will vary based on the Subadviser's forecast for interest rates, but under normal market conditions is not expected to exceed ten years. Average duration is the weighted average of all bond durations in the Fund's portfolio, and is an approximate measure of the sensitivity of the market value of the Fund's fixed income holdings to changes in interest rates. If the Fund's duration is longer than the market's duration, the Fund's fixed income assets would be expected to experience a greater change in value when interest rates are rising or falling than would the market as a whole.

Credit Quality: The Fund may invest up to 10% of its total assets in below investment-grade securities, commonly referred to as "high-yield" or "junk" bonds. For all securities other than mortgage-related securities, the Fund may invest in below investment-grade securities only if they are rated B or higher by Moody's, S&P or Fitch, or, if unrated, determined to be of comparable quality. For mortgage-related securities, the Fund may invest in securities of any credit quality, including those rated below B.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors considering an investment in the Fund should be prepared to accept significant volatility in the Fund's performance, particularly over shorter time periods. The Fund is not intended to serve as a core holding in an investor's portfolio but instead should represent only a small portion of an investor's overall diversified portfolio. Investors considering an investment in this Fund should be sure they carefully read and understand the investment strategies employed and the heightened risks associated with those strategies.

There is no guarantee that the investment objective of the Fund will be achieved. Commodities and commodity-linked derivative instruments can be significantly more volatile than other securities, such as stocks or bonds. Similarly, the Commodity Index can be significantly more volatile than broad market equity and fixed income indices. The value of your investment in the Fund may go down, which means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Commodity Risk: The Fund's investments in commodity-linked derivative instruments may subject the Fund to significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.

Fixed Income Security Risk: Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (the "Investment Company Act"), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.

Tax Risk: The ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the Internal Revenue Service or the Treasury Department

Interest Rate Risk: As nominal interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund's portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.

A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including U.S. Treasury inflation protected securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. Interest rates in the U.S. are near historic lows, which may increase the Fund's exposure to risks associated with rising rates.

Credit Risk: The issuer of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a commodity-linked derivative or other derivative or contractual instrument owned by the Fund could default on its obligation. This risk may be higher for below investment-grade securities.

Prepayment Risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Derivatives Risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.

Leveraging Risk: The Fund's use of certain investments, such as derivative instruments, and certain transactions, such as securities purchased on a when-issued, delayed delivery or forward commitment basis, can give rise to leverage within the Fund's portfolio, which could cause the Fund's returns to be more volatile than if leverage had not been used.

Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer's securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Liquidity Risk: A particular investment may be difficult to purchase or sell and the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.

Emerging Markets Risk: The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Currency Risk: The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Short Sales Risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund's risk of loss on a short sale is potentially unlimited.

Mortgage Risk: Mortgage derivatives in the Fund's portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

High-Yield Risk: There is a greater risk that the Fund will lose money because it invests in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund may go down, which means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns of the share classes presented compared to the returns of the Fund's benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns of the share classes presented compared to the returns of the Fund's benchmark index, which includes securities with investment characteristics similar to those held by the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the time periods shown in the bar chart, the Fund's highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	15.34%	Q4 2010
Worst Quarter	-16.52%	Q3 2015

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative Class of shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual total return "After Taxes on Distributions and Sale of Fund Shares" may exceed the return "Before Taxes" and/or "After Taxes on Distributions" due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return "After Taxes on Distributions and Sale of Fund Shares" may exceed the return "Before Taxes" and/or "After Taxes on Distributions" due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative Class of shares will vary.

Harbor Commodity Real Return Strategy Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense from Sale-Buyback Transactions	rr_Component1OtherExpensesOverAssets	0.30%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.42%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 126
Three Years	rr_ExpenseExampleYear03	455
Five Years	rr_ExpenseExampleYear05	807
Ten Years	rr_ExpenseExampleYear10	$ 1,799
2009	rr_AnnualReturn2009	30.59%
2010	rr_AnnualReturn2010	23.53%
2011	rr_AnnualReturn2011	(7.66%)
2012	rr_AnnualReturn2012	5.19%
2013	rr_AnnualReturn2013	(14.93%)
2014	rr_AnnualReturn2014	(18.63%)
2015	rr_AnnualReturn2015	(25.78%)
2016	rr_AnnualReturn2016	14.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.52%)
One Year	rr_AverageAnnualReturnYear01	14.57%
Annualized Five Years	rr_AverageAnnualReturnYear05	(9.14%)
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	(6.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2008
Harbor Commodity Real Return Strategy Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense from Sale-Buyback Transactions	rr_Component1OtherExpensesOverAssets	0.30%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.42%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 152
Three Years	rr_ExpenseExampleYear03	532
Five Years	rr_ExpenseExampleYear05	937
Ten Years	rr_ExpenseExampleYear10	$ 2,071
One Year	rr_AverageAnnualReturnYear01	14.47%
Annualized Five Years	rr_AverageAnnualReturnYear05	(9.33%)
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	(7.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2008
Harbor Commodity Real Return Strategy Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.74%
Annualized Five Years	rr_AverageAnnualReturnYear05	(10.05%)
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	(8.40%)
Harbor Commodity Real Return Strategy Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.66%
Annualized Five Years	rr_AverageAnnualReturnYear05	(6.93%)
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	(5.11%)
Harbor Commodity Real Return Strategy Fund | Bloomberg Commodity Index Total ReturnSM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.77%	[3]
Annualized Five Years	rr_AverageAnnualReturnYear05	(8.95%)	[3]
Annualized Ten Years	rr_AverageAnnualReturnYear10		[3]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	(8.75%)	[3]

[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), to 0.94% and 1.19% for the Institutional Class and Administrative Class, respectively, through February 28, 2018. Only the Fund's Board of Trustees may modify or terminate this agreement.
[3]	Retirement Since Inception return based on the inception date of the Institutional Class shares.